Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation Arrangements by Share-based Payment Award
The following table represents the activity related to stock options during the periods indicated:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (Dollars in thousands)	Weighted Average Remaining Contract Life (in years)
Outstanding options, December 31, 2015	813,777	$56.99
Granted	160,624	48.65
Exercised	(196,769)	55.39	$3,597
Forfeited or expired	(56,094)	59.49
Outstanding options, December 31, 2016	721,538	$55.38
Granted	80,557	84.78
Exercised	(85,221)	55.45	2,098
Forfeited or expired	(30,508)	68.46
Outstanding options, December 31, 2017	686,366	$58.24
Granted	97,620	82.02
Exercised	(42,047)	53.07	1,242
Forfeited or expired	(27,519)	68.30
Outstanding options, December 31, 2018	714,420	$61.41	$5,148	5.2

Exercisable options, December 31, 2016	415,376	$56.66
Exercisable options, December 31, 2017	455,010	55.77
Exercisable options, December 31, 2018	501,815	56.75	$4,222	3.9
The following table represents phantom stock award activity during the periods indicated:

(Dollars in thousands)	Number of share equivalents (1)	Value of share equivalents (2)
Balance, December 31, 2015	462,430	$25,466
Granted	215,745	18,069
Forfeited share equivalents	(42,051)	3,522
Vested share equivalents	(163,294)	8,509
Balance, December 31, 2016	472,830	$39,600
Granted	118,408	9,177
Forfeited share equivalents	(34,968)	2,710
Vested share equivalents	(162,426)	13,515
Balance, December 31, 2017	393,844	$30,523
Granted	157,044	10,095
Forfeited share equivalents	(63,276)	4,067
Vested share equivalents	(134,205)	11,156
Balance, December 31, 2018	353,407	$22,717

(1)	Number of share equivalents includes all reinvested dividend equivalents for the years indicated.

(2)
Except for share equivalents at the beginning of each period, which are based on the value at that time, and vested share payments, which are based on the cash paid at the time of vesting, the value of share equivalents is calculated based on the market price of the Company’s stock at the end of the respective periods. The market price of the Company’s stock was $64.28, $77.50 and $83.75 on December 31, 2018, 2017, and 2016, respectively.

The following table represents unvested restricted stock award and restricted share unit activity for the years ended December 31:

	2018	2017	2016
Number of shares at beginning of period	738,187	543,261	507,130
Granted	231,064	421,198	254,276
Forfeited	(72,217)	(31,699)	(28,855)
Vested	(196,406)	(194,573)	(189,290)
Number of shares at end of period	700,628	738,187	543,261

Schedule of Valuation Assumptions
The following weighted-average assumptions were used for option awards issued during the years ended December 31:

	2018	2017	2016
Expected dividends	1.8%	1.7%	2.8%
Expected volatility	24.3%	25.0%	29.0%
Risk-free interest rate	2.7%	2.1%	1.4%
Expected term (in years)	5.8	5.8	6.5
Weighted-average grant-date fair value	$18.48	$18.86	$10.46

Schedule of Allocation for Share-based Compensation Expense
The following table represents compensation expense recorded for phantom stock based on the number of share equivalents vested at December 31 of the years indicated and the current market price of the Company’s stock at that time:

(Dollars in thousands)	2018	2017	2016
Compensation expense related to phantom stock	$8,141	$10,756	$12,933
The following table represents the compensation expense that was included in non-interest expense and related income tax benefits in the accompanying consolidated statements of comprehensive income related to restricted stock awards and restricted share units for the years ended December 31:

(Dollars in thousands)	2018	2017	2016
Compensation expense related to restricted stock awards and restricted share units	$18,998	$14,966	$12,513
Income tax benefit related to restricted stock awards and restricted share units	3,990	2,809	4,380
The following table represents the compensation expense that is included in non-interest expense and related income tax benefits in the accompanying consolidated statements of comprehensive income related to stock options for the years ended December 31:

(Dollars in thousands)	2018	2017	2016
Compensation expense related to stock options	$1,280	$1,470	$2,010
Income tax benefit related to stock options	93	124	331